Schedule IV - Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Life Insurance in Force
Direct amount	$ 73,382,530	$ 71,453,196	$ 71,604,673
Ceded to other Companies	10,129,336	10,860,008	11,811,625
Assumed from other Companies	954,647	981,157	6,534,460
Net amount	64,207,841	61,574,345	66,327,508
Percentage of amount assumed to net	1.50%	1.60%	9.90%
Premiums:
Direct amount	1,030,735	1,039,775	1,070,069
Ceded to other Companies	179,784	189,902	189,645
Assumed from other Companies	150,680	158,113	193,892
Net earned premiums	1,001,631	1,007,986	1,074,316
Percentage of amount assumed to net	15.00%	15.70%	18.00%
Benefits:
Direct policyholder benefits	917,800	879,038	1,029,691
Ceded to other Companies	334,594	304,980	410,820
Assumed from other companies	162,041	157,804	198,704
Net policyholder benefits	745,247	731,862	817,575
Percentage of amount assumed to net	21.70%	21.60%	24.30%
Life insurance
Premiums:
Direct amount	275,659	279,385	285,047
Ceded to other Companies	81,965	89,869	94,132
Assumed from other Companies	4,983	8,176	15,746
Net earned premiums	198,677	197,692	206,661
Percentage of amount assumed to net	2.50%	4.10%	7.60%
Benefits:
Direct policyholder benefits	380,798	392,126	427,479
Ceded to other Companies	237,530	253,829	272,036
Assumed from other companies	20,624	21,674	34,276
Net policyholder benefits	163,892	159,971	189,719
Percentage of amount assumed to net	12.60%	13.50%	18.10%
Accident and health insurance
Premiums:
Direct amount	755,076	760,390	785,022
Ceded to other Companies	97,819	100,033	95,513
Assumed from other Companies	145,697	149,937	178,146
Net earned premiums	802,954	810,294	867,655
Percentage of amount assumed to net	18.10%	18.50%	20.50%
Benefits:
Direct policyholder benefits	537,002	486,912	602,212
Ceded to other Companies	97,064	51,151	138,784
Assumed from other companies	141,417	136,130	164,428
Net policyholder benefits	$ 581,355	$ 571,891	$ 627,856
Percentage of amount assumed to net	24.30%	23.80%	26.20%